UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2009









                                                                      (Form N-Q)

48492-0609                                   (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2009 (unaudited)


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (92.8%)

               COMMON STOCKS (92.5%)

               CONSUMER DISCRETIONARY (16.3%)
               ------------------------------
               CASINOS & GAMING (1.0%)
      204,164  Wynn Resorts Ltd.  *                                                       $         8,009
                                                                                          ---------------
               FOOTWEAR (2.3%)
      349,361  NIKE, Inc. "B"                                                                      18,331
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (2.2%)
      804,776  Lowe's Companies, Inc.                                                              17,303
                                                                                          ---------------
               RESTAURANTS (10.8%)
      959,845  McDonald's Corp.                                                                    51,150
      982,268  Yum! Brands, Inc.                                                                   32,759
                                                                                          ---------------
                                                                                                   83,909
                                                                                          ---------------
               Total Consumer Discretionary                                                       127,552
                                                                                          ---------------

               CONSUMER STAPLES (8.2%)
               -----------------------
               DRUG RETAIL (3.3%)
      802,431  CVS Caremark Corp.                                                                  25,501
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (4.9%)
      333,893  Costco Wholesale Corp.                                                              16,227
      441,572  Wal-Mart Stores, Inc.                                                               22,256
                                                                                          ---------------
                                                                                                   38,483
                                                                                          ---------------
               Total Consumer Staples                                                              63,984
                                                                                          ---------------

               ENERGY (6.2%)
               -------------
               INTEGRATED OIL & GAS (2.1%)
      479,736  Petroleo Brasileiro S.A. ADR                                                        16,105
                                                                                          ---------------
               OIL & GAS DRILLING (4.1%)
      478,372  Transocean Ltd.  *                                                                  32,280
                                                                                          ---------------
               Total Energy                                                                        48,385
                                                                                          ---------------

               FINANCIALS (12.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
      217,081  Bank of New York Mellon Corp.                                                        5,531
                                                                                          ---------------
               DIVERSIFIED BANKS (2.2%)
      955,067  U.S. Bancorp                                                                        17,401
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (4.9%)
      298,210  Goldman Sachs Group, Inc.                                                           38,320
                                                                                          ---------------
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1  |  USAA Aggressive Growth Fund

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                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.6%)
    1,078,089  JPMorgan Chase & Co.                                                       $        35,577
                                                                                          ---------------
               Total Financials                                                                    96,829
                                                                                          ---------------

               HEALTH CARE (2.5%)
               ------------------
               BIOTECHNOLOGY (1.3%)
       31,945  Genzyme Corp.  *                                                                     1,703
      174,994  Gilead Sciences, Inc.  *                                                             8,015
                                                                                          ---------------
                                                                                                    9,718
                                                                                          ---------------
               PHARMACEUTICALS (1.2%)
      230,920  Abbott Laboratories                                                                  9,664
                                                                                          ---------------
               Total Health Care                                                                   19,382
                                                                                          ---------------

               INDUSTRIALS (12.2%)
               -------------------
               AEROSPACE & DEFENSE (6.6%)
      470,979  General Dynamics Corp.                                                              24,336
      348,431  Lockheed Martin Corp.                                                               27,362
                                                                                          ---------------
                                                                                                   51,698
                                                                                          ---------------
               RAILROADS (5.6%)
      378,270  Norfolk Southern Corp.                                                              13,497
      609,059  Union Pacific Corp.                                                                 29,929
                                                                                          ---------------
                                                                                                   43,426
                                                                                          ---------------
               Total Industrials                                                                   95,124
                                                                                          ---------------

               INFORMATION TECHNOLOGY (23.5%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (3.3%)
      607,885  QUALCOMM, Inc.                                                                      25,726
                                                                                          ---------------
               COMPUTER HARDWARE (7.8%)
      312,322  Apple, Inc.  *                                                                      39,299
      205,572  International Business Machines Corp.                                               21,217
                                                                                          ---------------
                                                                                                   60,516
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (8.8%)
      193,199  MasterCard, Inc. "A"                                                                35,443
      517,384  Visa, Inc. "A"                                                                      33,609
                                                                                          ---------------
                                                                                                   69,052
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (3.4%)
       66,427  Google, Inc. "A"  *                                                                 26,303
                                                                                          ---------------
               SEMICONDUCTORS (0.2%)
      175,048  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                      1,850
                                                                                          ---------------
               Total Information Technology                                                       183,447
                                                                                          ---------------

               MATERIALS (11.2%)
               -----------------
               DIVERSIFIED METALS & MINING (1.7%)
      315,000  BHP Billiton plc ADR                                                                13,180
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (5.4%)
      355,527  Monsanto Co.                                                                        30,180
      140,545  Potash Corp. of Saskatchewan, Inc.                                                  12,156
                                                                                          ---------------
                                                                                                   42,336
                                                                                          ---------------
               INDUSTRIAL GASES (3.8%)
      116,246  Air Products & Chemicals, Inc.                                                       7,661
      293,141  Praxair, Inc.                                                                       21,871
                                                                                          ---------------
                                                                                                   29,532
                                                                                          ---------------
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                                                  Portfolio of Investments  |  2

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               STEEL (0.3%)
       84,504  United States Steel Corp.                                                  $         2,244
                                                                                          ---------------
               Total Materials                                                                     87,292
                                                                                          ---------------
               Total Common Stocks (cost: $748,875)                                               721,995
                                                                                          ---------------

               PREFERRED SECURITIES (0.3%)

               FINANCIALS (0.3%)
               -----------------
               DIVERSIFIED BANKS (0.3%)
      138,025  Wells Fargo & Co.  (cost:  $2,653)                                                   2,553
                                                                                          ---------------
               Total Equity Securities
               (cost: $751,528)                                                                   724,548
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (6.1%)

               MONEY MARKET FUNDS (6.1%)
   47,458,747  State Street Institutional Liquid Reserve Fund, 0.56% (a)(cost:  $47,459)           47,459
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
       52,099  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.68%(a)(cost:  $52)             52
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $799,039)                                       $         772,059
                                                                                          ===============

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3 |  USAA Aggressive Growth Fund

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NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and, effective August 1, 2008, Aggressive Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================
                                         Notes fo Portfolio of Investments  |  4

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard
================================================================================
5  |  USAA Aggressive Growth Fund

================================================================================

clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $772,059,000
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
Total                                                              $772,059,000
-------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105%
================================================================================
                                         Notes to Portfolio of Investments  |  6

================================================================================

of the  fair  value of  international  securities  loaned.  Cash  collateral  is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activities.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $51,249,000 and $78,229,000, respectively, resulting in net unrealized depreciation of $26,980,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $780,268,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.6% of net assets at April 30, 2009.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
 *  Non-income-producing security.

================================================================================
7  |  USAA Aggressive Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.